Employee Benefit Plans and Postretirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Expense on defined contribution plan	$ 181	$ 185	$ 244
Description of health care and insurance plan	Healthcare postretirement benefit plan obligations comprise obligations for healthcare and insurance plans granted to employees working in the U.S. and Canada. These plans generally cover employees retiring on or after reaching the age of 55 who have completed at least 10 years of employment. CNH Industrial U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement healthcare and life insurance benefits under the CNH Industrial plans
Unamortized gains and losses	10.00%
Decrease due to benefit obligations of new mortality table	$ 32
Reduction in net periodic benefit cost	31
Pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accumulated benefit obligation	3,150	$ 3,252
Decrease due to benefit obligations of new mortality table	15
Employer contributions	63
Healthcare plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Decrease due to benefit obligations of new mortality table	17
Employer contributions	69
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 32